UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-CSRS

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-08034

Franklin Real Estate Securities Trust

(Exact name of registrant as specified in charter)

One Franklin Parkway, San Mateo, CA 94403-1906

(Address of principal executive offices) (Zip code)

Alison Baur, One Franklin Parkway, San Mateo, CA 94403-1906

(Name and address of agent for service)

Registrant’s telephone number, including area code: 650 312-2000

Date of fiscal year end: 4/30

Date of reporting period: 10/31/24

Item 1. Reports to Stockholders.

a.)	The following is a copy of the report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30e-1).

b.)	Include a copy of each notice transmitted to stockholders in reliance on Rule 30e-3 under the Act (17 CFR 270.30e-3) that contains disclosures specified by paragraph (c)(3) of that rule.

Not Applicable.

Franklin Real Estate Securities Fund
Class A [FREEX]
Semi-Annual Shareholder Report | October 31, 2024

This semi-annual shareholder report contains important information about Franklin Real Estate Securities Fund for the period May 1, 2024, to October 31, 2024.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Class A	$55	0.98%
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
†	Annualized.
KEY FUND STATISTICS (as of October 31, 2024)

Total Net Assets	$283,380,447
Total Number of Portfolio Holdings*	40
Portfolio Turnover Rate	14.15%
*	Does not include derivatives, except purchased options, if any.
WHAT DID THE FUND INVEST IN?  (as of October 31, 2024)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
Franklin Real Estate Securities Fund	PAGE 1	192-STSR-1224

Franklin Real Estate Securities Fund
Class C [FRRSX]
Semi-Annual Shareholder Report | October 31, 2024

This semi-annual shareholder report contains important information about Franklin Real Estate Securities Fund for the period May 1, 2024, to October 31, 2024.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Class C	$96	1.73%
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
†	Annualized.
KEY FUND STATISTICS (as of October 31, 2024)

Total Net Assets	$283,380,447
Total Number of Portfolio Holdings*	40
Portfolio Turnover Rate	14.15%
*	Does not include derivatives, except purchased options, if any.
WHAT DID THE FUND INVEST IN?  (as of October 31, 2024)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
Franklin Real Estate Securities Fund	PAGE 1	292-STSR-1224

Franklin Real Estate Securities Fund
Class R6 [FSERX]
Semi-Annual Shareholder Report | October 31, 2024

This semi-annual shareholder report contains important information about Franklin Real Estate Securities Fund for the period May 1, 2024, to October 31, 2024.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Class R6	$36	0.65%
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
†	Annualized.
KEY FUND STATISTICS (as of October 31, 2024)

Total Net Assets	$283,380,447
Total Number of Portfolio Holdings*	40
Portfolio Turnover Rate	14.15%
*	Does not include derivatives, except purchased options, if any.
WHAT DID THE FUND INVEST IN?  (as of October 31, 2024)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
Franklin Real Estate Securities Fund	PAGE 1	372-STSR-1224

Franklin Real Estate Securities Fund
Advisor Class [FRLAX]
Semi-Annual Shareholder Report | October 31, 2024

This semi-annual shareholder report contains important information about Franklin Real Estate Securities Fund for the period May 1, 2024, to October 31, 2024.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Advisor Class	$41	0.73%
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
†	Annualized.
KEY FUND STATISTICS (as of October 31, 2024)

Total Net Assets	$283,380,447
Total Number of Portfolio Holdings*	40
Portfolio Turnover Rate	14.15%
*	Does not include derivatives, except purchased options, if any.
WHAT DID THE FUND INVEST IN?  (as of October 31, 2024)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
Franklin Real Estate Securities Fund	PAGE 1	692-STSR-1224

Item 2. Code of Ethics. N/A

Item 3. Audit Committee Financial Expert. N/A

Item 4. Principal Accountant Fees and Services. N/A

Item 5. Audit Committee of Listed Registrants. N/A

Item 6. Schedule of Investments.

(a) Please see schedule of investments contained in the Financial Statements and Financial Highlights included under Item 7 of this Form N-CSR.

(b) N/A

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

Franklin
Real Estate
Securities Trust
Financial Statements and Other Important Information
Semi-Annual | October 31, 2024

Table of Contents
franklintempleton.com
Financial Statements and Other Important Information—Semiannual

Financial Highlights and Schedule of Investments 2
Financial Statements 8
Notes to Financial Statements 11
Changes In and Disagreements with Accountants 18
Results of Meeting(s) of Shareholders 18
Remuneration Paid to Directors, Officers and Others 18
Board Approval of Management and Subadvisory Agreements 18

Franklin Real Estate Securities Trust
Financial Highlights
Franklin Real Estate Securities Fund
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

a
Six Months
Ended October
31, 2024
(unaudited)
Year Ended April 30,
2024 2023 2022 2021 2020
Class A
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $16.00 $17.61 $21.91 $20.66 $17.11 $21.69
Income from investment operations
a
:
Net investment income
b
............. 0.22 0.33 0.31 0.09 0.14 0.33
Net realized and unrealized gains (losses) 3.15 (1.03) (3.97) 2.44 4.91 (1.41)
Total from investment operations ........ 3.37 (0.70) (3.66) 2.53 5.05 (1.08)
Less distributions from:
Net investment income .............. (0.19) (0.36) (0.23) (0.18) (0.21) (0.28)
Net realized gains ................. — (0.55) (0.41) (1.10) (1.29) (3.22)
Total distributions ................... (0.19) (0.91) (0.64) (1.28) (1.50) (3.50)
Net asset value, end of period .......... $19.18 $16.00 $17.61 $21.91 $20.66 $17.11
Total return
c
....................... 21.10% (4.34)% (16.70)% 11.99% 30.97% (6.96)%
Ratios to average net assets
d
Expenses
e
........................ 0.98% 1.16%
f
1.05%
f
1.11% 1.07%
f
1.00%
f
Net investment income ............... 2.46% 1.94% 1.66% 0.41% 0.77% 1.53%
Supplemental data
Net assets, end of period (000’s) ........ $224,645 $199,460 $262,766 $361,133 $318,415 $281,341
Portfolio turnover rate ................ 14.15% 17.38% 10.69% 22.14% 19.61% 53.37%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Total return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.
d
Ratios are annualized for periods less than one year.
e
Benefit of waiver and payments by affiliates rounds to less than 0.01%.
f
Benefit of expense reduction rounds to less than 0.01%.

Franklin Real Estate Securities Trust
Financial Highlights
Franklin Real Estate Securities Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

a
Six Months
Ended October
31, 2024
(unaudited)
Year Ended April 30,
2024 2023 2022 2021 2020
Class C
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $14.72 $16.29 $20.39 $19.37 $16.12 $20.66
Income from investment operations
a
:
Net investment income (loss)
b
........ 0.14 0.19 0.15 (0.08) —
c
0.16
Net realized and unrealized gains (losses) 2.91 (0.95) (3.69) 2.29 4.61 (1.31)
Total from investment operations ........ 3.05 (0.76) (3.54) 2.21 4.61 (1.15)
Less distributions from:
Net investment income .............. (0.12) (0.26) (0.15) (0.09) (0.07) (0.17)
Net realized gains ................. — (0.55) (0.41) (1.10) (1.29) (3.22)
Total distributions ................... (0.12) (0.81) (0.56) (1.19) (1.36) (3.39)
Net asset value, end of period .......... $17.65 $14.72 $16.29 $20.39 $19.37 $16.12
Total return
d
....................... 20.78% (5.06)% (17.38)% 11.13% 29.96% (7.62)%
Ratios to average net assets
e
Expenses
f
......................... 1.73% 1.91%
g
1.80%
g
1.87% 1.82%
g
1.75%
g
Net investment income (loss) .......... 1.63% 1.18% 0.89% (0.38)% 0.02% 0.78%
Supplemental data
Net assets, end of period (000’s) ........ $5,752 $5,988 $9,132 $17,704 $23,912 $28,634
Portfolio turnover rate ................ 14.15% 17.38% 10.69% 22.14% 19.61% 53.37%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Amount rounds to less than $0.01 per share.
d
Total return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.
e
Ratios are annualized for periods less than one year.
f
Benefit of waiver and payments by affiliates rounds to less than 0.01%.
g
Benefit of expense reduction rounds to less than 0.01%.

Franklin Real Estate Securities Trust
Financial Highlights
Franklin Real Estate Securities Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

a
Six Months
Ended October
31, 2024
(unaudited)
Year Ended April 30,
2024 2023 2022 2021 2020
Class R6
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $16.37 $17.99 $22.39 $21.03 $17.39 $21.97
Income from investment operations
a
:
Net investment income
b
............. 0.26 0.46 0.41 0.21 0.22 0.41
Net realized and unrealized gains (losses) 3.22 (1.08) (4.07) 2.49 4.99 (1.43)
Total from investment operations ........ 3.48 (0.62) (3.66) 2.70 5.21 (1.02)
Less distributions from:
Net investment income .............. (0.24) (0.45) (0.33) (0.24) (0.28) (0.34)
Net realized gains ................. — (0.55) (0.41) (1.10) (1.29) (3.22)
Total distributions ................... (0.24) (1.00) (0.74) (1.34) (1.57) (3.56)
Net asset value, end of period .......... $19.61 $16.37 $17.99 $22.39 $21.03 $17.39
Total return
c
....................... 21.33% (3.83)% (16.29)% 12.56% 31.51% (6.61)%
Ratios to average net assets
d
Expenses before waiver and payments by
affiliates .......................... 0.76% 0.72% 0.62% 0.63% 0.73% 0.81%
Expenses net of waiver and payments by
affiliates .......................... 0.65% 0.64%
e
0.57%
e
0.60% 0.67%
e
0.60%
e
Net investment income ............... 2.81% 2.61% 2.16% 0.93% 1.16% 1.93%
Supplemental data
Net assets, end of period (000’s) ........ $19,974 $17,073 $35,251 $37,871 $32,831 $3,589
Portfolio turnover rate ................ 14.15% 17.38% 10.69% 22.14% 19.61% 53.37%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Total return is not annualized for periods less than one year.
d
Ratios are annualized for periods less than one year.
e
Benefit of expense reduction rounds to less than 0.01%.

Franklin Real Estate Securities Trust
Financial Highlights
Franklin Real Estate Securities Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

a
Six Months
Ended October
31, 2024
(unaudited)
Year Ended April 30,
2024 2023 2022 2021 2020
Advisor Class
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $16.29 $17.91 $22.29 $20.97 $17.35 $21.93
Income from investment operations
a
:
Net investment income
b
............. 0.25 0.39 0.36 0.15 0.19 0.38
Net realized and unrealized gains (losses) 3.22 (1.06) (4.06) 2.48 4.98 (1.42)
Total from investment operations ........ 3.47 (0.67) (3.70) 2.63 5.17 (1.04)
Less distributions from:
Net investment income .............. (0.21) (0.40) (0.27) (0.21) (0.26) (0.32)
Net realized gains ................. — (0.55) (0.41) (1.10) (1.29) (3.22)
Total distributions ................... (0.21) (0.95) (0.68) (1.31) (1.55) (3.54)
Net asset value, end of period .......... $19.55 $16.29 $17.91 $22.29 $20.97 $17.35
Total return
c
....................... 21.37% (4.10)% (16.52)% 12.25% 31.27% (6.71)%
Ratios to average net assets
d
Expenses
e
........................ 0.73% 0.91%
f
0.80%
f
0.86% 0.82%
f
0.75%
f
Net investment income ............... 2.72% 2.22% 1.91% 0.65% 1.01% 1.78%
Supplemental data
Net assets, end of period (000’s) ........ $33,010 $27,865 $40,211 $63,140 $67,206 $65,889
Portfolio turnover rate ................ 14.15% 17.38% 10.69% 22.14% 19.61% 53.37%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Total return is not annualized for periods less than one year.
d
Ratios are annualized for periods less than one year.
e
Benefit of waiver and payments by affiliates rounds to less than 0.01%.
f
Benefit of expense reduction rounds to less than 0.01%.

Franklin Real Estate Securities Trust
Schedule of Investments (unaudited), October 31, 2024
Franklin Real Estate Securities Fund
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

a a
Country Shares a Value
a
Common Stocks 99.8%
Data Center REITs 12.0%
Digital Realty Trust, Inc. ................................ United States 87,466 $ 15,589,065
Equinix, Inc. ......................................... United States 20,331 18,462,175
34,051,240
Diversified REITs 1.0%
Broadstone Net Lease, Inc. .............................. United States 153,568 2,701,261
Health Care REITs 13.0%
American Healthcare REIT, Inc. ........................... United States 107,408 2,857,053
Sabra Health Care REIT, Inc. ............................ United States 196,904 3,819,937
Ventas, Inc. .......................................... United States 122,781 8,040,928
Welltower, Inc. ....................................... United States 164,876 22,238,475
36,956,393
Hotel & Resort REITs 1.8%
Host Hotels & Resorts, Inc. .............................. United States 111,248 1,917,916
Ryman Hospitality Properties, Inc. ......................... United States 30,364 3,250,466
5,168,382
Industrial REITs 10.4%
Americold Realty Trust, Inc. .............................. United States 140,120 3,598,281
EastGroup Properties, Inc. .............................. United States 20,482 3,508,157
Prologis, Inc. ......................................... United States 158,354 17,884,501
Rexford Industrial Realty, Inc. ............................ United States 106,955 4,587,300
29,578,239
Multi-Family Residential REITs 9.2%
AvalonBay Communities, Inc. ............................ United States 49,875 11,052,799
Camden Property Trust ................................. United States 70,046 8,110,626
Independence Realty Trust, Inc. .......................... United States 110,510 2,168,206
UDR, Inc. ........................................... United States 109,279 4,610,481
25,942,112
Office REITs 3.6%
BXP, Inc. ............................................ United States 50,862 4,097,443
Cousins Properties, Inc. ................................ United States 110,318 3,379,040
Vornado Realty Trust ................................... United States 68,277 2,827,351
10,303,834
Other Specialized REITs 5.9%
Iron Mountain, Inc. .................................... United States 54,516 6,745,265
VICI Properties, Inc. , A ................................. United States 313,489 9,956,410
16,701,675
Real Estate Development 0.8%
a
Howard Hughes Holdings, Inc. ........................... United States 30,661 2,331,463
a
Real Estate Services 1.3%
a
CBRE Group, Inc. , A ................................... United States 27,034 3,540,643
a
Retail REITs 13.7%
Brixmor Property Group, Inc. ............................. United States 164,625 4,436,644
a
Curbline Properties Corp. ............................... United States 111,255 2,517,701
NETSTREIT Corp. .................................... United States 176,989 2,743,329
Realty Income Corp. ................................... United States 254,401 15,103,787
Regency Centers Corp. ................................. United States 90,844 6,489,895
Simon Property Group, Inc. .............................. United States 38,626 6,532,429

Franklin Real Estate Securities Trust
Schedule of Investments (unaudited)
Franklin Real Estate Securities Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

a a
Country Shares a Value
a
Common Stocks
(continued)
Retail REITs (continued)
SITE Centers Corp. .................................... United States 55,627 $ 887,251
38,711,036
Self-Storage REITs 6.0%
CubeSmart .......................................... United States 96,684 4,625,363
Extra Space Storage, Inc. ............................... United States 75,931 12,399,532
17,024,895
Single-Family Residential REITs 5.4%
American Homes 4 Rent , A .............................. United States 238,695 8,411,612
Equity LifeStyle Properties, Inc. ........................... United States 98,826 6,929,679
15,341,291
Telecom Tower REITs 13.2%
American Tower Corp. .................................. United States 117,582 25,108,460
Crown Castle, Inc. ..................................... United States 50,534 5,431,900
SBA Communications Corp. , A ........................... United States 29,881 6,856,793
37,397,153
Timber REITs 2.5%
Weyerhaeuser Co. .................................... United States 229,390 7,147,792
Total Common Stocks (Cost $ 182,766,993 ) .....................................
282,897,409
Short Term Investments 0.3%
a a
Country Shares
a
Value
a a a a a a
Money Market Funds 0.3%
b,c
Institutional Fiduciary Trust - Money Market Portfolio , 4.582% .... United States 858,491 858,491
Total Money Market Funds (Cost $ 858,491 ) .....................................
858,491
Total Short Term Investments (Cost $ 858,491 ) ..................................
858,491
a
Total Investments (Cost $ 183,625,484 ) 100.1% ..................................
$283,755,900
Other Assets, less Liabilities (0.1) % ...........................................
(375,453)
Net Assets 100.0% ...........................................................
$283,380,447
See Abbreviations on page 17 .
a
Non-income producing.
b
See Note 3(f) regarding investments in affiliated management investment companies.
c
The rate shown is the annualized seven-day effective yield at period end.

Franklin Real Estate Securities Trust
Financial Statements
Statement of Assets and Liabilities
October 31, 2024 (unaudited)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

Franklin
Real Estate
Securities Fund
Class A:
Net assets, at value ....................................................................... $224,644,778
Shares outstanding ........................................................................ 11,709,960
Net asset value per share
a ,b
.................................................................. $19.18
Maximum offering price per share (net asset value per share ÷ 94 .50% )
b
................................ $20.30
Class C:
Net assets, at value ....................................................................... $5,752,330
Shares outstanding ........................................................................ 325,993
Net asset value and maximum offering price per share
a ,b
............................................ $17.65
Class R6:
Net assets, at value ....................................................................... $19,973,647
Shares outstanding ........................................................................ 1,018,480
Net asset value and maximum offering price per share
b
............................................. $19.61
Advisor Class:
Net assets, at value ....................................................................... $33,009,692
Shares outstanding ........................................................................ 1,688,806
Net asset value and maximum offering price per share
b
............................................. $19.55
Franklin
Real Estate
Securities Fund
Assets:
Investments in securities:
Cost - Unaffiliated issuers ................................................................... $182,766,993
Cost - Non-controlled affiliates (Note 3 f ) ........................................................ 858,491
Value - Unaffiliated issuers .................................................................. $282,897,409
Value - Non-controlled affiliates (Note 3 f ) ........................................................ 858,491
Cash .................................................................................... 40,483
Receivables:
Capital shares sold ........................................................................ 37,423
Dividends ............................................................................... 9,316
Total assets .......................................................................... 283,843,122
Liabilities:
Payables:
Capital shares redeemed ................................................................... 107,081
Management fees ......................................................................... 131,550
Distribution fees .......................................................................... 53,855
Transfer agent fees ........................................................................ 91,855
Reports to shareholders fees ................................................................ 33,212
Professional fees ......................................................................... 31,808
Trustees' fees and expenses ................................................................. 7
Accrued expenses and other liabilities ........................................................... 13,307
Total liabilities ......................................................................... 462,675
Net assets, at value ................................................................. $283,380,447
Net assets consist of:
Paid-in capital ............................................................................. $170,576,567
Total distributable earnings (losses) ............................................................. 112,803,880
Net assets, at value ................................................................. $283,380,447
a
Redemption price is equal to net asset value less contingent deferred sales charges, if applicable.
b
Net asset value per share may not recalculate due to rounding.

Franklin Real Estate Securities Trust
Financial Statements
Statement of Operations
for the six months ended October 31, 2024 (unaudited)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

Franklin
Real Estate
Securities Fund
Investment income:
Dividends: (net of foreign taxes of $779)
Unaffiliated issuers ........................................................................ $4,755,362
Non-controlled affiliates (Note 3 f ) ............................................................. 36,757
Total investment income ................................................................... 4,792,119
Expenses:
Management fees (Note 3 a ) ................................................................... 752,467
Distribution fees: (Note 3c )
Class A ................................................................................ 276,341
Class C ................................................................................ 30,217
Transfer agent fees: (Note 3e )
Class A ................................................................................ 123,700
Class C ................................................................................ 3,382
Class R6 ............................................................................... 12,804
Advisor Class ............................................................................ 17,910
Custodian fees ............................................................................ 1,563
Reports to shareholders fees .................................................................. 21,239
Registration and filing fees .................................................................... 43,192
Professional fees ........................................................................... 32,676
Trustees' fees and expenses .................................................................. 1,699
Other .................................................................................... 15,165
Total expenses ......................................................................... 1,332,355
Expenses waived/paid by affiliates (Note 3 f and 3 g ) .............................................. (12,571)
Net expenses ......................................................................... 1,319,784
Net investment income ................................................................ 3,472,335
Realized and unrealized gains (losses):
Net realized gain (loss) from:
Investments:
Unaffiliated issuers ...................................................................... 12,179,360
Net change in unrealized appreciation (depreciation) on:
Investments:
Unaffiliated issuers ...................................................................... 36,287,467
Translation of other assets and liabilities denominated in foreign currencies .............................. 96
Net change in unrealized appreciation (depreciation) ............................................ 36,287,563
Net realized and unrealized gain (loss) ............................................................ 48,466,923
Net increase (decrease) in net assets resulting from operations .......................................... $51,939,258

Franklin Real Estate Securities Trust
Financial Statements
Statements of Changes in Net Assets
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

Franklin Real Estate Securities Fund
Six Months Ended
October 31, 2024
(unaudited)
Year Ended
April 30, 2024
Increase (decrease) in net assets:
Operations:
Net investment income ................................................. $3,472,335 $6,013,523
Net realized gain (loss) ................................................. 12,179,360 16,417,080
Net change in unrealized appreciation (depreciation) ........................... 36,287,563 (34,197,438)
Net increase (decrease) in net assets resulting from operations ................ 51,939,258 (11,766,835)
Distributions to shareholders:
Class A ............................................................. (2,248,393) (12,485,961)
Class C ............................................................. (43,259) (355,812)
Class R6 ............................................................ (246,097) (1,142,185)
Advisor Class ........................................................ (361,463) (1,757,024)
Total distributions to shareholders .......................................... (2,899,212) (15,740,982)
Capital share transactions: (Note 2 )
Class A ............................................................. (13,809,162) (41,214,594)
Class C ............................................................. (1,326,131) (2,424,514)
Class R6 ............................................................ (453,499) (16,453,041)
Advisor Class ........................................................ (456,873) (9,374,433)
Total capital share transactions ............................................ (16,045,665) (69,466,582)
Net increase (decrease) in net assets ................................... 32,994,381 (96,974,399)
Net assets:
Beginning of period ..................................................... 250,386,066 347,360,465
End of period .......................................................... $283,380,447 $250,386,066

Franklin Real Estate Securities Trust

franklintempleton.com
Semiannual Report
Notes to Financial Statements (unaudited)
Franklin Real Estate Securities Fund
1. Organization and Significant Accounting Policies
Franklin Real Estate Securities Trust (Trust) is registered
under the Investment Company Act of 1940 (1940 Act)
as an open-end management investment company,
consisting of one fund, Franklin Real Estate Securities
Fund (Fund). The Fund follows the accounting and reporting
guidance in Financial Accounting Standards Board (FASB)
Accounting Standards Codification Topic 946, Financial
Services – Investment Companies (ASC 946) and applies
the specialized accounting and reporting guidance in U.S.
Generally Accepted Accounting Principles (U.S. GAAP),
including, but not limited to, ASC 946. The Fund offers four classes of shares: Class A, Class C, Class R6 and Advisor
Class. Class C shares automatically convert to Class A
shares on a monthly basis, after they have been held for
8 years. Each class of shares may differ by its initial sales load, contingent deferred sales charges, voting rights on
matters affecting a single class, its exchange privilege
and fees due to differing arrangements for distribution and
transfer agent fees.
The following summarizes the Fund's significant accounting
policies.
a. Financial Instrument Valuation
The Fund's investments in financial instruments are carried
at fair value daily. Fair value is the price that would be
received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the
measurement date. The Fund calculates the net asset value
(NAV) per share each business day as of 4 p.m. Eastern
time or the regularly scheduled close of the New York Stock
Exchange (NYSE), whichever is earlier. Under compliance
policies and procedures approved by the Fund's Board of
Trustees (the Board), the Board has designated the Fund’s
investment manager as the valuation designee and has
responsibility for oversight of valuation. The investment
manager is assisted by the Fund’s administrator in
performing this responsibility, including leading the cross-
functional Valuation Committee (VC). The Fund may utilize
independent pricing services, quotations from securities and financial instrument dealers, and other market sources to
determine fair value.
Equity securities listed on an exchange or on the NASDAQ
National Market System are valued at the last quoted sale
price or the official closing price of the day, respectively.
Over-the-counter (OTC) securities are valued within
the range of the most recent quoted bid and ask prices.
Securities that trade in multiple markets or on multiple
exchanges are valued according to the broadest and most
representative market. Certain equity securities are valued
based upon fundamental characteristics or relationships to
similar securities.
Investments in open-end mutual funds are valued at the
closing NAV.
The Fund has procedures to determine the fair value
of financial instruments for which market prices are not
reliable or readily available. Under these procedures,
the Fund primarily employs a market-based approach
which may use related or comparable assets or liabilities,
recent transactions, market multiples, and other relevant
information for the investment to determine the fair value of the investment. An income-based valuation approach may
also be used in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any
restrictions on the disposition of the investments. Due to the inherent uncertainty of valuations of such investments, the
fair values may differ significantly from the values that would have been used had an active market existed.
b. Foreign Currency Translation
Portfolio securities and other assets and liabilities
denominated in foreign currencies are translated into U.S.
dollars based on the exchange rate of such currencies
against U.S. dollars on the date of valuation. The Fund may
enter into foreign currency exchange contracts to facilitate transactions denominated in a foreign currency. Purchases
and sales of securities, income and expense items
denominated in foreign currencies are translated into U.S.
dollars at the exchange rate in effect on the transaction date.
Portfolio securities and assets and liabilities denominated
in foreign currencies contain risks that those currencies will decline in value relative to the U.S. dollar. Occasionally,
events may impact the availability or reliability of foreign exchange rates used to convert the U.S. dollar equivalent
value. If such an event occurs, the foreign exchange rate
will be valued at fair value using procedures established and approved by the Board.

Franklin Real Estate Securities Trust
Notes to Financial Statements (unaudited)

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Semiannual Report
Franklin Real Estate Securities Fund
(continued)
The Fund does not separately report the effect of changes
in foreign exchange rates from changes in market prices
on securities held. Such changes are included in net
realized and unrealized gain or loss from investments in the
Statement of Operations.
Realized foreign exchange gains or losses arise from sales
of foreign currencies, currency gains or losses realized
between the trade and settlement dates on securities
transactions and the difference between the recorded
amounts of dividends, interest, and foreign withholding
taxes and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains
and losses arise from changes in foreign exchange rates
on foreign denominated assets and liabilities other than
investments in securities held at the end of the reporting
period.
c. Income and Deferred Taxes
It is the Fund's policy to qualify as a regulated investment company under the Internal Revenue Code. The Fund
intends to distribute to shareholders substantially all of its taxable income and net realized gains to relieve it from
federal income and excise taxes. As a result, no provision for
U.S. federal income taxes is required.
The Fund may be subject to foreign taxation related to
income received, capital gains on the sale of securities
and certain foreign currency transactions in the foreign
jurisdictions in which it invests. Foreign taxes, if any, are recorded based on the tax regulations and rates that exist
in the foreign markets in which the Fund invests. When a
capital gain tax is determined to apply, the Fund records an estimated deferred tax liability in an amount that would be
payable if the securities were disposed of on the valuation
date.
The Fund may recognize an income tax liability related to its uncertain tax positions under U.S. GAAP when the uncertain
tax position has a less than 50% probability that it will be sustained upon examination by the tax authorities based
on its technical merits. As of October 31, 2024, the Fund
has determined that no tax liability is required in its financial statements related to uncertain tax positions for any open
tax years (or expected to be taken in future tax years). Open tax years are those that remain subject to examination and
are based on the statute of limitations in each jurisdiction in which the Fund invests.
d. Security Transactions, Investment Income,
Expenses and Distributions
Security transactions are accounted for on trade date.
Realized gains and losses on security transactions are
determined on a specific identification basis. Estimated
expenses are accrued daily. Dividend income is recorded
on the ex-dividend date. Distributions to shareholders
are recorded on the ex-dividend date. Distributable earnings are determined according to income tax regulations (tax
basis) and may differ from earnings recorded in accordance
with U.S. GAAP. These differences may be permanent or
temporary. Permanent differences are reclassified among
capital accounts to reflect their tax character. These
reclassifications have no impact on net assets or the results of operations. Temporary differences are not reclassified, as they may reverse in subsequent periods.
Realized and unrealized gains and losses and net
investment income, excluding class specific expenses,
are allocated daily to each class of shares based upon the
relative proportion of net assets of each class. Differences in per share distributions by class are generally due to
differences in class specific expenses.
Distributions received by the Fund from certain securities
may be a return of capital (ROC). Such distributions reduce
the cost basis of the securities, and any distributions in
excess of the cost basis are recognized as capital gains.
For U.S. Real Estate Investment Trust (REIT) securities,
the Fund records ROC estimates, if any, on the ex-dividend
date and are adjusted once actual tax designations are
known.
e. Accounting Estimates
The preparation of financial statements in accordance with
U.S. GAAP requires management to make estimates and
assumptions that affect the reported amounts of assets
and liabilities at the date of the financial statements and
the amounts of income and expenses during the reporting
period. Actual results could differ from those estimates.
1. Organization and Significant Accounting Policies
(continued)
b. Foreign Currency Translation
(continued)

Franklin Real Estate Securities Trust
Notes to Financial Statements (unaudited)

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Semiannual Report
Franklin Real Estate Securities Fund
(continued)
f. Guarantees and Indemnifications
Under the Fund's organizational documents, its officers
and trustees are indemnified by the Fund against certain
liabilities arising out of the performance of their duties to the Fund. Additionally, in the normal course of business, the
Fund enters into contracts with service providers that contain general indemnification clauses. The Fund's maximum
exposure under these arrangements is unknown as this
would involve future claims that may be made against
the Fund that have not yet occurred. Currently, the Fund
expects the risk of loss to be remote.
2. Shares of Beneficial Interest
At October 31, 2024, there were an unlimited number of shares authorized (without par value). Transactions in the Fund's shares were as follows:
Six Months Ended
October 31, 2024
Year Ended
April 30, 2024
Shares Amount Shares Amount
Class A Shares:
Shares sold
a
................................... 301,901 $5,399,845 1,143,263 $19,384,624
Shares issued in reinvestment of distributions .......... 118,465 2,163,372 694,275 12,090,714
Shares redeemed ............................... (1,180,236) (21,372,379) (4,293,139) (72,689,932)
Net increase (decrease) .......................... (759,870) $(13,809,162) (2,455,601) $(41,214,594)
Class C Shares:
Shares sold ................................... 9,230 $153,324 95,580 $1,482,893
Shares issued in reinvestment of distributions .......... 2,574 43,242 21,766 350,516
Shares redeemed
a
.............................. (92,486) (1,522,697) (271,158) (4,257,923)
Net increase (decrease) .......................... (80,682) $(1,326,131) (153,812) $(2,424,514)
Class R6 Shares:
Shares sold ................................... 144,185 $2,715,489 400,549 $7,014,079
Shares issued in reinvestment of distributions .......... 13,179 245,932 57,457 1,021,942
Shares redeemed ............................... (182,133) (3,414,920) (1,374,460) (24,489,062)
Net increase (decrease) .......................... (24,769) $(453,499) (916,454) $(16,453,041)
Advisor Class Shares:
Shares sold ................................... 173,211 $3,090,762 296,200 $5,154,230
Shares issued in reinvestment of distributions .......... 14,548 270,420 74,724 1,324,097
Shares redeemed ............................... (209,041) (3,818,055) (905,400) (15,852,760)
Net increase (decrease) .......................... (21,282) $(456,873) (534,476) $(9,374,433)
a
May include a portion of Class C shares that were automatically converted to Class A.
1. Organization and Significant Accounting Policies
(continued)

Franklin Real Estate Securities Trust
Notes to Financial Statements (unaudited)

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Semiannual Report
Franklin Real Estate Securities Fund
(continued)
3. Transactions with Affiliates
Franklin Resources, Inc. is the holding company for various subsidiaries that together are referred to as Franklin Templeton.
Certain officers and trustees of the Trust are also officers and/or directors of the following subsidiaries:
a. Management Fees
The Fund pays an investment management fee, calculated daily and paid monthly, to Advisers based on the average daily net assets of the Fund as follows:
For the period ended October 31, 2024, the annualized gross effective investment management fee rate was 0.541% of the
Fund’s average daily net assets.
b. Administrative Fees
Under an agreement with Advisers, FT Services provides administrative services to the Fund. The fee is paid by Advisers based on the  Fund's average daily net assets, and is not an additional expense of the Fund.
c. Distribution Fees
The Board has adopted distribution plans for each share class, with the exception of Class R6 and Advisor Class shares, pursuant to Rule 12b-1 under the 1940 Act. Under the Fund's Class A reimbursement distribution plan, the Fund reimburses
Distributors for costs incurred in connection with the servicing, sale and distribution of the Fund's shares up to the maximum annual plan rate. Under the Class A reimbursement distribution plan, costs exceeding the maximum for the current plan year cannot be reimbursed in subsequent periods. In addition, under the Fund's Class C compensation distribution plan, the
Fund pays Distributors for costs incurred in connection with the servicing, sale and distribution of the Fund's shares up to the maximum annual plan rate for each class. The plan year, for purposes of monitoring compliance with the maximum annual plan rate, is February 1 through January 31.
The maximum annual plan rates, based on the average daily net assets, for each class, are as follows:
Subsidiary Affiliation
Franklin Advisers, Inc. (Advisers) Investment manager
Franklin Templeton Services, LLC (FT Services) Administrative manager
Franklin Distributors, LLC (Distributors) Principal underwriter
Franklin Templeton Investor Services, LLC (Investor Services) Transfer agent
Annualized Fee Rate Net Assets
0.625% Up to and including $100 million
0.500% Over $100 million, up to and including $250 million
0.450% Over $250 million, up to and including $7.5 billion
0.440% Over $7.5 billion, up to and including $10 billion
0.430% Over $10 billion, up to and including $12.5 billion
0.420% Over $12.5 billion, up to and including $15 billion
0.400% In excess of $15 billion
Class A .................................................................................... 0.25%
Class C .................................................................................... 1.00%

Franklin Real Estate Securities Trust
Notes to Financial Statements (unaudited)

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Semiannual Report
Franklin Real Estate Securities Fund
(continued)
d. Sales Charges/Underwriting Agreements
Front-end sales charges and contingent deferred sales charges (CDSC) do not represent expenses of the Fund. These charges are deducted from the proceeds of sales of fund shares prior to investment or from redemption proceeds prior to remittance, as applicable. Distributors has advised the Fund of the following commission transactions related to the sales and redemptions of the Fund's shares for the period:
e. Transfer Agent Fees
Each class of shares pays transfer agent fees, calculated monthly and paid monthly, to Investor Services for its performance of shareholder servicing obligations. The fees are based on a fixed margin earned by Investor Services and are allocated to the Fund based upon relative assets and relative transactions. In addition, each class reimburses Investor Services for out of pocket expenses incurred and, except for Class R6, reimburses shareholder servicing fees paid to third parties. These fees paid to third parties are accrued and allocated daily based upon their relative proportion of such classes' aggregate net assets.
Class R6 pays Investor Services transfer agent fees allocated specifically to that class based upon its relative assets and relative transactions.
For the period ended October 31, 2024, the Fund paid transfer agent fees as noted in the Statement of Operations, of which
$90,983 was retained by Investor Services.
f. Investments in Affiliated Management Investment Companies
The Fund invests in one or more affiliated management investment companies. As defined in the 1940 Act, an investment is deemed to be a “Controlled Affiliate” of a fund when a fund owns, either directly or indirectly, 25% or more of the affiliated fund’s outstanding shares or has the power to exercise control over management or policies of such fund. The Fund does not invest for purposes of exercising a controlling influence over the management or policies. Management fees paid by the Fund are waived on assets invested in the affiliated management investment companies, as noted in the Statement of Operations, in an amount not to exceed the management and administrative fees paid directly or indirectly by each affiliate. During the period ended October 31, 2024, the Fund held investments in affiliated management investment companies as follows:
g. Waiver and Expense Reimbursements
Transfer agent fees on Class R6 shares of the Fund have been capped so that transfer agent fees for that class do not exceed
0.03% based on the average net assets of the class until August 31, 2025.
Sales charges retained net of commissions paid to unaffiliated brokers/dealers .............................. $2,601
CDSC retained .............................................................................. $576
    aa
Value at
Beginning
of Period Purchases Sales
Realized Gain
(Loss)
Net Change in
Unrealized
Appreciation
(Depreciation)
Value
at End
of Period
Number of
Shares Held
at End
of Period
Investment
Income
a       a   a   a   a   a   a   a
Franklin Real Estate Securities Fund
Non-Controlled Affiliates
Dividends
Institutional Fiduciary Trust -
Money Market Portfolio , 4.582% $1,065,585 $17,640,172 $(17,847,266) $— $— $858,491 858,491 $36,757
Total Affiliated Securities ... $1,065,585 $17,640,172 $(17,847,266) $— $— $858,491 $36,757
3. Transactions with Affiliates
(continued)

Franklin Real Estate Securities Trust
Notes to Financial Statements (unaudited)

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Semiannual Report
Franklin Real Estate Securities Fund
(continued)
4. Income Taxes
At October 31, 2024, the cost of investments and net unrealized appreciation (depreciation) for income tax purposes were as follows:
Differences between income and/or capital gains as determined on a book basis and a tax basis are primarily due to differing treatments of wash sales and corporate actions.
5. Investment Transactions
Purchases and sales of investments (excluding short term securities) for the period ended October 31, 2024, aggregated
$38,673,401 and $51,870,975, respectively.
6. Concentration of Risk
The Fund invests a large percentage of its total assets in REIT securities. Such concentration may subject the Fund to special risks associated with real estate securities. These securities may be more sensitive to economic or regulatory developments due to a variety of factors such as local, regional, national and global economic conditions, interest rates and tax considerations.
7. Credit Facility
The Fund, together with other U.S. registered and foreign investment funds (collectively, Borrowers), managed by Franklin
Templeton, are borrowers in a joint syndicated senior unsecured credit facility totaling $2.675 billion (Global Credit Facility)
which matures on January 31, 2025. This Global Credit Facility provides a source of funds to the Borrowers for temporary and emergency purposes, including the ability to meet future unanticipated or unusually large redemption requests.
Under the terms of the Global Credit Facility, the Fund shall, in addition to interest charged on any borrowings made by the
Fund and other costs incurred by the Fund, pay its share of fees and expenses incurred in connection with the implementation and maintenance of the Global Credit Facility, based upon its relative share of the aggregate net assets of all of the Borrowers, including an annual commitment fee of 0.15% based upon the unused portion of the Global Credit Facility. These fees are reflected in other expenses in the Statement of Operations. During the period ended October 31, 2024, the Fund did not use the Global Credit Facility.
8. Fair Value Measurements
The Fund follows a fair value hierarchy that distinguishes between market data obtained from independent sources
(observable inputs) and the Fund's own market assumptions (unobservable inputs). These inputs are used in determining the value of the Fund's financial instruments and are summarized in the following fair value hierarchy:
Level 1 – quoted prices in active markets for identical financial instruments
Level 2 – other significant observable inputs (including quoted prices for similar financial instruments, interest rates, prepayment speed, credit risk, etc.)
Cost of investments .......................................................................... $194,204,021
Unrealized appreciation ........................................................................ $104,631,576
Unrealized depreciation ........................................................................ (15,079,697)
Net unrealized appreciation (depreciation) .......................................................... $89,551,879

Franklin Real Estate Securities Trust
Notes to Financial Statements (unaudited)

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Semiannual Report
Franklin Real Estate Securities Fund
(continued)
Level 3 – significant unobservable inputs (including the Fund's own assumptions in determining the fair value of financial instruments)
The input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level.
At October 31, 2024, all of the Fund's investments in financial instruments carried at fair value were valued using Level 1 inputs. For detailed categories, see the accompanying Schedule of Investments.
9. Subsequent Events
The Fund has evaluated subsequent events through the issuance of the financial statements and determined that no events have occurred that require disclosure.
Abbreviations
Selected Portfolio
REIT
Real Estate Investment Trust
8. Fair Value Measurements
(continued)

Franklin Real Estate Securities Trust

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Semiannual Report
FRANKLIN REAL ESTATE SECURITIES TRUST
Franklin Real Estate Securities Fund
(Fund)
At an in-person meeting held on April 16, 2024 (Meeting), the Board of Trustees (Board) of Franklin Real Estate Securities
Trust (Trust), including a majority of the trustees who are not “interested persons” as defined in the Investment Company Act of 1940 (Independent Trustees), reviewed and approved the continuance of the investment management agreement between
Franklin Advisers, Inc. (Manager) and the Trust, on behalf of the Fund (Management Agreement) for an additional one-year period. The Independent Trustees received advice from and met separately with Independent Trustee counsel in considering whether to approve the continuation of the Management Agreement.
In considering the continuation of the Management Agreement, the Board reviewed and considered information provided by the Manager at the Meeting and throughout the year at meetings of the Board and its committees. The Board also reviewed and considered information provided in response to a detailed set of requests for information submitted to the Manager by
Independent Trustee counsel on behalf of the Independent Trustees in connection with the annual contract renewal process.
In addition, prior to the Meeting, the Independent Trustees held a virtual contract renewal meeting at which the Independent
Trustees first conferred amongst themselves and Independent Trustee counsel about contract renewal matters, and then met with management to request additional information that the Independent Trustees reviewed and considered prior to and at the Meeting. The Board reviewed and considered all of the factors it deemed relevant in approving the continuance of the Management Agreement, including, but not limited to: (i) the nature, extent and quality of the services provided by the Manager; (ii) the investment performance of the Fund; (iii) the costs of the services provided and profits realized by the
Manager and its affiliates from the relationship with the Fund; (iv) the extent to which economies of scale are realized as the
Fund grows; and (v) whether fee levels reflect these economies of scale for the benefit of Fund investors.
Changes In and Disagreements with Accountants
For the period covered by this report
Not applicable.
Results of Meeting(s) of Shareholders
For the period covered by this report
Not applicable.
Remuneration Paid to Directors, Officers and Others
For the period covered by this report
Refer to the financial statements included herein.
Board Approval of Management and Subadvisory Agreements
For the period covered by this report

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Semiannual Report
In approving the continuance of the Management Agreement, the Board, including a majority of the Independent Trustees, determined, through the exercise of its business judgment, that the terms of the Management Agreement are fair and reasonable and that the continuance of the Management Agreement is in the best interests of the Fund and its shareholders.
While attention was given to all information furnished, the following discusses some primary factors relevant to the Board’s determination.
Nature, Extent and Quality of Services
The Board reviewed and considered information regarding the nature, extent and quality of investment management services provided by the Manager and its affiliates to the Fund and its shareholders. This information included, among other things, the qualifications, background and experience of the senior management and investment personnel of the Manager, as well as information on succession planning where appropriate; the structure of investment personnel compensation; oversight of third-
party service providers; investment performance reports and related financial information for the Fund; reports on expenses and shareholder services; legal and compliance matters; risk controls; pricing and other services provided by the Manager and its affiliates; and management fees charged by the Manager and its affiliates to US funds and other accounts, including management’s explanation of differences among accounts where relevant. The Board also reviewed and considered an annual report on payments made by Franklin Templeton (FT) or the Fund to financial intermediaries, as well as a memorandum relating to third-party servicing arrangements. The Board acknowledged the ongoing integration of the Putnam family of funds into the FT family of funds and management’s continued development of strategies to address areas of heightened concern in the mutual fund industry, including various regulatory initiatives and continuing geopolitical concerns.
The Board also reviewed and considered the benefits provided to Fund shareholders of investing in a fund that is part of the FT family of funds. The Board noted the financial position of Franklin Resources, Inc. (FRI), the Manager’s parent, and its commitment to the mutual fund business as evidenced by its continued reassessment of the fund offerings in response to FT acquisitions and the market environment, as well as project initiatives and capital investments relating to the services provided to the Fund by the FT organization. The Board specifically noted FT’s commitment to technological innovation and advancement, including its initiative to create a new enterprise-wide artificial intelligence platform.
Following consideration of such information, the Board was satisfied with the nature, extent and quality of services provided by the Manager and its affiliates to the Fund and its shareholders.
Fund Performance
The Board reviewed and considered the performance results of the Fund over various time periods ended December 31,
2023. The Board considered the performance returns for the Fund in comparison to the performance returns of mutual funds deemed comparable to the Fund included in a universe (Performance Universe) selected by Broadridge Financial Solutions,
Inc. (Broadridge), an independent provider of investment company data. The Board received a description of the methodology used by Broadridge to select the mutual funds included in a Performance Universe. The Board also reviewed and considered
Fund performance reports provided and discussions that occurred with portfolio managers at Board meetings throughout the year. A summary of the Fund’s performance results is below.
The Performance Universe for the Fund included the Fund and all retail and institutional real estate funds. The Board noted
that the Fund’s annualized total return for the one-, three-, five- and 10-year periods was below the median of its Performance
Universe. The Board discussed the Fund’s performance with management and management explained that, while the Fund’s defensive growth positioning detracted from the Fund’s one-year performance, management had confidence in the positioning as a long-term strategy for the Fund. Management noted that the Fund’s underweight allocation to lower-quality, higher-
yielding subsectors, such as traditional office space and regional malls, detracted from Fund performance during the one-year reporting period. Management discussed with the Board the actions being taken in an effort to improve the performance of the Fund, including, among others, certain personnel changes and the Fund’s change in classification from a diversified fund to a non-diversified fund in 2021, which has allowed the Fund to increase its position size in certain investments. The Board concluded that the Fund’s Management Agreement should be continued for an additional one-year period, and management’s efforts should continue to be monitored.

Franklin Real Estate Securities Trust

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Semiannual Report
Comparative Fees and Expenses
The Board reviewed and considered information regarding the Fund’s actual total expense ratio and its various components, including, as applicable, management fees; transfer agent expenses; underlying fund expenses; Rule 12b-1 and non-Rule
12b-1 service fees; and other non-management fees. The Board also noted the quarterly and annual reports it receives on all marketing support payments made by FT to financial intermediaries. The Board considered the actual total expense ratio and, separately, the contractual management fee rate, without the effect of fee waivers, if any (Management Rate) of the
Fund in comparison to the median expense ratio and median Management Rate, respectively, of other mutual funds deemed comparable to and with a similar expense structure to the Fund selected by Broadridge (Expense Group). Broadridge fee and expense data is based upon information taken from each fund’s most recent annual or semi-annual report, which reflects historical asset levels that may be quite different from those currently existing, particularly in a period of market volatility.
While recognizing such inherent limitation and the fact that expense ratios and Management Rates generally increase as assets decline and decrease as assets grow, the Board believed the independent analysis conducted by Broadridge to be an appropriate measure of comparative fees and expenses. The Broadridge Management Rate includes administrative charges, and the actual total expense ratio, for comparative consistency, was shown for Class A shares for the Fund and each other fund in its Expense Group. The Board received a description of the methodology used by Broadridge to select the mutual funds included in an Expense Group.
The Expense Group for the Fund included the Fund and 11 other real estate funds. The Board noted that the Management
Rate and actual total expense ratio for the Fund were below the medians of its Expense Group with the Management Rate in the first quintile (least expensive). The Board concluded that the Management Rate charged to the Fund is reasonable.
Profitability
The Board reviewed and considered information regarding the profits realized by the Manager and its affiliates in connection with the operation of the Fund. In this respect, the Board considered the Fund profitability analysis provided by the Manager that addresses the overall profitability of FT’s US fund business, as well as its profits in providing investment management and other services to each of the individual funds during the 12-month period ended September 30, 2023, being the most recent fiscal year-end for FRI. The Board noted that although management continually makes refinements to its methodologies used in calculating profitability in response to organizational and product-related changes, the overall methodology has remained consistent with that used in the Fund’s profitability report presentations from prior years. The Board also noted that an independent registered public accounting firm has been engaged by the Manager to periodically review and assess the allocation methodologies to be used solely by the Fund’s Board with respect to the profitability analysis.
The Board noted management’s belief that costs incurred in establishing the infrastructure necessary for the type of mutual fund operations conducted by the Manager and its affiliates may not be fully reflected in the expenses allocated to the Fund in determining its profitability, as well as the fact that the level of profits, to a certain extent, reflected operational cost savings and efficiencies initiated by management. As part of this evaluation, the Board considered management’s outsourcing of certain operations, which effort has required considerable up-front expenditures by the Manager but, over the long run is expected to result in greater efficiencies. The Board also noted management’s expenditures in improving shareholder services provided to the Fund, as well as the need to implement systems and meet additional regulatory and compliance requirements resulting from recent US Securities and Exchange Commission and other regulatory requirements.
The Board also considered the extent to which the Manager and its affiliates might derive ancillary benefits from fund operations, including revenues generated from transfer agent services, potential benefits resulting from personnel and systems enhancements necessitated by fund growth, as well as increased leverage with service providers and counterparties.
Based upon its consideration of all these factors, the Board concluded that the level of profits realized by the Manager and its affiliates from providing services to the Fund was not excessive in view of the nature, extent and quality of services provided to the Fund.

Franklin Real Estate Securities Trust

franklintempleton.com
Semiannual Report
Economies of Scale
The Board reviewed and considered the extent to which the Manager may realize economies of scale, if any, as the
Fund grows larger and whether the Fund’s management fee structure reflects any economies of scale for the benefit of shareholders. With respect to possible economies of scale, the Board noted the existence of management fee breakpoints, which operate generally to share any economies of scale with the Fund’s shareholders by reducing the Fund’s effective management fees as the Fund grows in size. The Board considered the Manager’s view that any analyses of potential economies of scale in managing a particular fund are inherently limited in light of the joint and common costs and investments the Manager incurs across the FT family of funds as a whole. The Board noted that the Fund had experienced a significant decrease in assets and would not be expected to demonstrate additional economies of scale in the near term, but concluded that to the extent economies of scale may be realized by the Manager and its affiliates, the Fund’s management fee structure provided a sharing of benefits with the Fund and its shareholders as the Fund grows.
Conclusion
Based on its review, consideration and evaluation of all factors it believed relevant, including the above-described factors and conclusions, the Board unanimously approved the continuation of the Management Agreement for an additional one-year period.

4192-SFSOI 12/24
© 2024 Franklin Templeton. All rights reserved.

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

The information is disclosed as part of the Financial Statements included in Item 7 of this Form N-CSR.

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

The information is disclosed as part of the Financial Statements included in Item 7 of this Form N-CSR.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

The information is disclosed as part of the Financial Statements included in Item 7 of this Form N-CSR.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

The information is disclosed as part of the Financial Statements included in Item 7 of this Form N-CSR.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies. N/A

Item 13. Portfolio Managers of Closed-End Management Investment Companies. N/A

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers. N/A

Item 15. Submission of Matters to a Vote of Security Holders.

There have been no changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees that would require disclosure herein.

Item 16. Controls and Procedures.

(a) Evaluation of Disclosure Controls and Procedures. The Registrant maintains disclosure controls and procedures that are designed to provide reasonable assurance that information required to be disclosed in the Registrant’s filings under the Securities Exchange Act of 1934, as amended, and the Investment Company Act of 1940 is recorded, processed, summarized and reported within the periods specified in the rules and forms of the Securities and Exchange Commission. Such information is accumulated and communicated to the Registrant’s management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure. The Registrant’s management, including the principal executive officer and the principal financial officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

Within 90 days prior to the filing date of this Shareholder Report on Form N-CSR, the Registrant had carried out an evaluation, under the supervision and with the participation of the Registrant’s management, including the Registrant’s principal executive officer and the Registrant’s principal financial officer, of the effectiveness of the design and operation of the Registrant’s disclosure controls and procedures. Based on such evaluation, the Registrant’s principal executive officer and principal financial officer concluded that the Registrant’s disclosure controls and procedures are effective.

(b) Changes in Internal Controls. There have been no changes in the Registrant’s internal control over financial reporting that occurred during the period covered by this report that has materially affected or is reasonably likely to materially affect the internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Company. N/A

Item 18. Recovery of Erroneously Awarded Compensation.

(a) N/A

(b) N/A

Item 19. Exhibits.

(a) (1) N/A

(a) (2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 of Christopher Kings, Chief Executive Officer - Finance and Administration, and Jeffery White, Chief Financial Officer, Chief Accounting Officer and Treasurer

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 of Christopher Kings, Chief Executive Officer - Finance and Administration, and Jeffery White, Chief Financial Officer, Chief Accounting Officer and Treasurer

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

FRANKLIN REAL ESTATE SECURITIES TRUST

By	/s/ CHRISTOPHER KINGS
Christopher Kings
Chief Executive Officer - Finance and Administration

Date	December 27, 2024

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ CHRISTOPHER KINGS
Christopher Kings
Chief Executive Officer - Finance and Administration

Date	December 27, 2024

By	/s/ JEFFREY WHITE
Jeffrey White
Chief Financial Officer, Chief Accounting Officer and Treasurer

Date	December 27, 2024